Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
Warrants [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on warrants activity follows:

	Warrants Exercisable	Weighted- Average Exercise Price Per Share	Warrants Outstanding	Weighted- Average Exercise Price Per Share	Remaining Average Useful Life
Balance as of December 31, 201 7	469,436	28.80 €	1,100,969	27.23 €	8.2y
Granted			0	0.00 €
Exercised			(1,867)	6.16 €
Forfeited or Expired			(180,175)	29.95 €

Balance as of December 31, 201 8	687,252	27.74 €	918,927	26.74 €	7.2y
Granted			0	0.00 €
Exercised			0	0.00 €
Forfeited or Expired			0	0.00 €

Balance as of December 31, 201 9	852,260	35.35 €	918,927	35.12 €	6.9y

Summary of assumptions Weighted-average Fair Values of Warrants Granted and Assumptions Used for Black-Scholes Option Pricing Model
The weighted-average fair values of warrants granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2016	2017
Weighted-Average fair values of warrants granted	9.33€	13.20€
Assumptions:
Risk-free interest rate	0.00% - 0.04%	0.12%
Share entitlement per options	1	1
Exercise price	18.68€ - 27.37€	24.34€

Grant date share fair value	16.42€ - 22.48€	24.95€

Expected volatility	62.8% - 63.1%	64.7%
Expected term (in years)	6.00	6.00
Vesting conditions	Service	Service
Vesting period	Graded	Graded

S A free shares [member]
Statement [Line Items]
Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value
Information on free shares activity follows:

	Number of Free shares Outstanding	Weighted- Average Grant Date Fair Value
Unvested balance at December 31, 2017	15,600	28.17 €
Granted	56,000	17.37 €
Vested	0	0.00 €
Cancelled	0	0.00 €

Unvested balance at December 31, 2018	71,600	27.37 €
Granted	57,000	13.04 €
Vested	(35,600)	25.74 €
Cancelled	(26,000)	21.65 €

Unvested balance at December 31, 2019	67,000	13.98 €

Stock options [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on stock option activity follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share	Remaining Average Useful Life
Balance as of December 31, 201 7	3,822,772	28.02 €	9,332,604	25.17 €	8.3y
Granted			140,000	22.96 €
Exercised			(319,568)	19.72 €
Forfeited or Expired			(174,930)	23.68 €
Balance as of December 31, 201 8	5,644,044	27.47 €	8,978,106	25.36 €	7.3y
Granted			1,650,800	17.90 €
Exercised			—	—
Forfeited or Expired			(956,524)	24.01 €
Balance as of December 31, 201 9	6,922,172	26.30 €	9,672,382	24.22 €	6.8y

Summary of assumptions Vesting Details
The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	201 7	201 8	201 9

Weighted-Average fair values of stock options granted	14.30 €	8.84€	10.19€
Assumptions:
Risk-free interest rate	0.03%	0.13% - 0.21%	-0.38% - 0.09%
Share entitlement per options	1	1	1
Exercise price	22.57€	18.37€ - 24.80€	11.06€ - 18.25€
Grant date share fair value	24.01€	16€ - 17.78€	11.32€ - 17.80€
Expected volatility	65.6%	63.3% - 63.4%	60.0% - 66.6%
Expected term (in years)	6.12	6.25	5.78 - 6.25
Vesting conditions	Service	Service	Service
Vesting period	Graded	Graded	Graded

Stock options [member] | Calyxt Inc. [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on stock option activity follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share	Remaining Average Useful Life
Balance as of December 31, 2017	1,244,968	$5.20	3,883,432	$9.16	8.8y
Granted			554,243	$16.69
Exercised			(592,342)	$4.43
Forfeited or Expired			(643,446)	$12.52

Balance as of December 31, 2018	1,278,038	$7.45	3,201,887	$10.67	8.2y
Granted			1,590,000	$13.80
Exercised			(95,327)	$3.61
Forfeited or Expired			(227,696)	$14.68
Other activity			12,495	$13.29

Balance as of December 31, 2019	1,789,567	$8.73	4,481,359	$11.73	6.8y

Summary of assumptions Vesting Details
The estimated fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2017	2018	2019
Weighted-Average fair values of stock options granted	$4.00	$9.09	$10.21
Assumptions:
Risk-free interest rate	1.96%	2.45% - 2.89%	1.7% - 2.5%
Share entitlement per options	1	1	1
Exercise price	$13.29	$14.24 - $23.39	$4.05 - $15.39
Grant date share fair value	$13.29	$14.24 - $23.39	$4.05 - $15.39
Expected volatility	25%	40.86% - 57.22%	52.6% - 78.9%
Expected term (in years)	6.6	5.6 - 10.0	6.8 - 10.0
Vesting conditions	Service	Service	Service
Vesting period	Graded	Graded	Graded

Restricted Stock Unit [Member] | Calyxt Inc. [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on restricted stock unit activity follows:

	Number of Restricted Stock Units Outstanding	Weighted-Average Grant Date Fair Value
Unvested balance at December 31, 2017	1,373,933	$13.29
Granted	315,825	$16.68
Vested	(261,507)	$14.07
Cancelled	(376,837)	$13.30

Unvested balance at December 31, 2018	1,051,414	$14.11
Granted	100,000	$12.48
Vested	(324,043)	$9.69
Cancelled	(13,845)	$12.72

Unvested balance at December 31, 2019	813,526	$9.41

Performance Stock Unit [Member] | Calyxt Inc. [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on performance stock unit activity follows:

	Number of Performance Stock Units Outstanding	Weighted- Average Grant Date Fair Value
Unvested balance at December 31, 2018	$—	$—
Granted	311,667	$7.06
Vested	$—	$—
Cancelled	$—	$—

Unvested balance at December 31, 2019	311,667	$7.06

Summary of assumptions Detail Of Stock Unit Activity Performance Stock
The fair value of the performance stock units and the assumptions used for the Monte Carlo simulation were as follows:

Date of grant	06/28/2019
Estimated fair values of performance stock units granted	$7.06
Assumptions:
Risk-free interest rate	1.71%
Expected volatility	75.0%
Expected term (in years)	3.0 years